Commitments and Contingencies Legal Matters (Details) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 13, 2016 patent	May 09, 2016 patent	Sep. 30, 2011 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
Litigation Settlement, Expense | $			$ 8.5	$ 45.0
Loss Contingency Accrual, Period Increase (Decrease) | $					$ 37.5
Motion to Invalidate IBM's Patents [Member]
Gain Contingencies [Line Items]
Number of Patents Allegedly Infringed Upon | patent	2
Complaint in United States District Court of Northern District of Illinois Against IBM [Member]
Gain Contingencies [Line Items]
Number of Patents Infringed Upon | patent		1